Business Combination - Acquisition of Running Station Business (Run Pit) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combination
Cash consideration	¥ 86,916	¥ 23,813
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Goodwill	72,438	22,156
Intangible assets	12,690	6,519
Right-of-use asset - operating lease, net	51,005	27,567
Total assets acquired	136,133	56,242
Asset retirement obligations	(49,217)	(25,942)
Total liabilities assumed	(49,217)	(25,942)
Net assets assumed	86,916	30,300
Fair value of the consideration transferred	¥ 86,916	23,813
Gain from bargain purchase		¥ 6,487